U.S. SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1    Name and address of issuer:    The Hanover Funds, Inc.
                                    237 Park Avenue
                                    New York, NY  10017

2    Name of each series or class of funds for which this notice is filed:

          The 100% U.S. Treasury Securities Money Market Fund
          The U.S. Treasury Money Market Fund
          The Government Money Market Fund
          The Cash Management Fund
          The Tax Free Money Market Fund
          The New York Tax Free Money Market Fund

3    Investment Company Act File Number:                  811-5668
     Securities Act File Number:                          33-24753

4    Last day of fiscal year for which
     this notice is filed:                         November 30, 1995

5    Check box if this notice is being
     filed more than 180 days after
     the close of issuer's fiscal year
     for purposes of reporting securities
     sold after the close of the fiscal
     year but before termination of the
     issuer's 24f-2 declaration                    __________________

6    Date of termination of issuer's
     declaration under rule
     24f-2(a)(1), if applicable:            Not applicable

7    Number and amount of securities
     of the same class or series which
     had been registered under the
     Securities Act of 1933 other than
     pursuant to rule 24f-2 in a prior
     fiscal year, but which remained
     unsold at the beginning of the fiscal year:   None

8    Number and amount of securities
     registered during the fiscal year
     other than pursuant to rule 24f-2:     None

9    Number and aggregate sale price
     of securities sold during the fiscal year:

                                              Shares           Amount
     The 100% U.S. Treasury Securities
     Money Market Fund                    8,315,731,409   $ 8,315,731,409
     The U.S. Treasury Money Market
     Fund                                13,719,687,712    13,719,687,712
     The Government Money Market Fund    16,830,561,076    16,830,561,076
     The Cash Management Fund            10,290,191,626    10,290,191,626
     The Tax Free Money Market Fund       1,492,967,257     1,492,967,257
     The New York Tax Free Money Market
     Fund                                   650,155,917       650,155,917
                                         51,299,294,997    51,299,294,997

10   Number and aggregate sale price of
     securities sold during the fiscal
     year in reliance upon registration
     pursuant to rule 24f-2:

     The Hanover Funds, Inc.             51,299,294,997   $51,299,294,997

11   Number and aggregate sale price of
     securities issued during the
     fiscal year in connection with
     dividend reinvestment plans, if
     applicable:
                                         Shares                Amount
     The 100% U.S. Treasury Securities
     Money Market Fund                   38,827,021          38,827,021
     The U.S. Treasury Money Market
     Fund                                44,475,592          44,475,592
     The Government Money Market Fund    44,844,948          44,844,948
     The Cash Management Fund            36,322,846          36,322,846
     The Tax Free Money Market Fund       4,501,517           4,501,517
     The New York Tax Free Money Market
     Fund                                 3,539,264           3,539,264
                                         172,511,188        172,511,188

12   Calculation of registration fee:

     (i)  Aggregate sale price of
          securities sold during the
          fiscal year in reliance on
          rule 24f-2 (from Item 10)                        $51,299,294,997

     (ii)  Aggregate price of shares
          issued in connection with
          dividend reinvestment plans
          (from item 11, if applicable):                       172,511,188

     (iii) Aggregate price of shares
           redeemed or repurchased during
           the fiscal year (if applicable):                 49,635,254,910

     (iv)  Aggregate price of shares
           redeemed or repurchased and
           previously applied as a
           reduction to filing fees
           pursuant to rule 24e-2
           (if applicable):                                              0

     (v)  Net aggregate price of
          securities sold and issued
          during the fiscal year in
          reliance on rule 24f-2 (line
          (i), plus line (ii), less line
          (iii), plus line (iv))                             1,836,551,275

     (vi) Multiplier prescribed by
          Section 6(b) of the Securities
          Act of 1933 or other applicable
          law or regulation                                   1/29th of 1%

     (vii) Fee due (line (i) or line
           (v) multiplied by line (vi)):                        633,293.54

13   Check box if fees are being remitted
     to the Commission's lockbox
     depository as described in section
     3a of the Commission's Rules of
     Informal and Other Procedures
     (17 CFR 202.3a):                                             X
                                                          __________________

     Date of mailing or wire
     transfer of filing fees to the
     Commission's lockbox depository:                     January 26, 1996


_________________________
     SIGNATURES

     This report has been signed below
     by the following persons on behalf
     of the issuer and in the capacities
     and on the dates indicated:


     By (Signature and Title)       /s/ Donald E. Brostrom
                                        Donald E. Brostrom, Asst. Treasurer

     Date  January 26, 1996